Basis of Presentation and Summary of Significant Accounting Policies - Estimated Useful Lives of Other Intangible Assets and Computer Software Intangible Assets (Details)	12 Months Ended
Dec. 31, 2017
Other intangible assets | Minimum
Computer software
Estimated useful life	3 years
Other intangible assets | Maximum
Computer software
Estimated useful life	10 years
Computer software under perpetual and site licenses | Minimum
Computer software
Estimated useful life	3 years
Computer software under perpetual and site licenses | Maximum
Computer software
Estimated useful life	10 years
Mainframe software license | Maximum
Computer software
Estimated useful life	10 years
Acquisition (current) technology intangibles | Minimum
Computer software
Estimated useful life	5 years
Acquisition (current) technology intangibles | Maximum
Computer software
Estimated useful life	9 years
Software development costs, client use | Minimum
Computer software
Estimated useful life	3 years
Software development costs, client use | Maximum
Computer software
Estimated useful life	10 years
Software development costs, internal use | Minimum
Computer software
Estimated useful life	3 years
Software development costs, internal use | Maximum
Computer software
Estimated useful life	10 years